NOTE 1. ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative)	Nov. 28, 2012
PaleselMember
Ownership Percentage	88.50%
BrazilianMember
Ownership Percentage	5.50%
TPsomiadisMember
Ownership Percentage	6.00%